Business combinations during the period - Narrative (Details) € in Thousands, $ in Millions	Jun. 21, 2022 EUR (€)	Jun. 21, 2022 USD ($)
Cell Point Acquisition
Business combinations during the period
Shares and voting interest (as a percent)	100.00%	100.00%
Total consideration	€ 125,000
Consideration for other liabilities	10,300
Fair value of contingent consideration	20,211
Total consideration	133,769
Cell Point Acquisition | Maximum
Business combinations during the period
Additional contingent consideration	100,000
AboundBio
Business combinations during the period
Total consideration | $		$ 14
Total consideration	€ 15,318